Investments in Associates and Joint Ventures - Detailed Information about Movement of Investments in Associates and Joint Ventures (Parenthetical) (Detail) ¥ / shares in Units, ¥ in Millions							12 Months Ended
	Aug. 21, 2019 CNY (¥)	Aug. 21, 2019 $ / shares	Aug. 16, 2019 CNY (¥) ¥ / shares	May 16, 2019 $ / shares	May 08, 2019 CNY (¥) ¥ / shares	Jan. 01, 2019 CNY (¥)	Dec. 31, 2019 CNY (¥) ¥ / shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 $ / shares
Disclosure of significant investments in associates and joint ventures [line items]
Decrease In Equity							¥ (4,985)	¥ (11,931)	¥ (7,164)
Increase (decrease) due to changes in accounting policy required by IFRSs [member] | IFRS 16 [Member]
Disclosure of significant investments in associates and joint ventures [line items]
Decrease In Retained earnings						¥ 48
China Guangfa Bank Co. Ltd ("CGB") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Cash dividend received			¥ 284
Cash dividend declared, per share | ¥ / shares			¥ 0.033
China Guangfa Bank Co. Ltd ("CGB") [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of significant investments in associates and joint ventures [line items]
Decrease In Retained earnings						2,857
Increase Reserve						16
Decrease In Equity						¥ 2,841
Sino-Ocean Group Holding Limited ("Sino-Ocean") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Cash dividend received	¥ 224				¥ 145
Cash dividend declared, per share | $ / shares		$ 0.110		$ 0.073
Per share value | $ / shares										$ 3.13
Impairment Loss							¥ 1,500	¥ 1,010
Sino-Ocean Group Holding Limited ("Sino-Ocean") [member] | Investment property [member]
Disclosure of significant investments in associates and joint ventures [line items]
Discount rates							8.00%
Sino-Ocean Group Holding Limited ("Sino-Ocean") [member] | Development property [member]
Disclosure of significant investments in associates and joint ventures [line items]
Discount rates							10.00%
China United Network Communications Limited (China Unicom) [member]
Disclosure of significant investments in associates and joint ventures [line items]
Cash dividend received					¥ 170
Cash dividend declared, per share | ¥ / shares					¥ 0.0533
Per share value | ¥ / shares							¥ 5.89
Restricted period of the investment							36 months